Basis of Presentation - Earnings Per Share - Prior Period Adjustments (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock Class A
Earnings per Class B Share from continuing operations - Basic	$ (0.50)	$ (0.44)	$ (1.64)
Earnings per Class B Share from continuing operations - Diluted	(0.50)	(0.44)	(1.64)
Earnings per Class B Share from discontinued operations - Basic		(0.87)	(0.04)
Earnings per Class B Share from discontinued operations - Diluted		(0.87)	(0.04)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Basic	(0.51)	(1.22)	(1.42)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Diluted	(0.51)	(1.22)	(1.42)
Common Stock Class A | Restated Amount
Earnings per Class B Share from continuing operations - Basic		(0.44)	(1.64)
Earnings per Class B Share from continuing operations - Diluted		(0.44)	(1.64)
Earnings per Class B Share from discontinued operations - Basic		(0.87)	(0.04)
Earnings per Class B Share from discontinued operations - Diluted		(0.87)	(0.04)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Basic		(1.22)	(1.42)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Diluted		(1.22)	(1.42)
Common Stock Class B
Earnings per Class B Share from continuing operations - Basic	(5.01)	(4.36)	(16.38)
Earnings per Class B Share from continuing operations - Diluted	(5.01)	(4.36)	(16.38)
Earnings per Class B Share from discontinued operations - Basic		(8.65)	(0.44)
Earnings per Class B Share from discontinued operations - Diluted		(8.65)	(0.44)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Basic	(5.06)	(12.22)	(14.20)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Diluted	$ (5.06)	(12.22)	(14.20)
Common Stock Class B | Restated Amount
Earnings per Class B Share from continuing operations - Basic		(4.36)	(16.38)
Earnings per Class B Share from continuing operations - Diluted		(4.36)	(16.38)
Earnings per Class B Share from discontinued operations - Basic		(8.65)	(0.44)
Earnings per Class B Share from discontinued operations - Diluted		(8.65)	(0.44)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Basic		(12.22)	(14.20)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Diluted		(12.22)	(14.20)
Common Stock Class B | Previously Reported
Earnings per Class B Share from continuing operations - Basic		(4.50)	(16.5)
Earnings per Class B Share from continuing operations - Diluted		(4.50)	(16.5)
Earnings per Class B Share from discontinued operations - Basic		(8.50)	(0.50)
Earnings per Class B Share from discontinued operations - Diluted		(8.50)	(0.50)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Basic		(12.00)	(14.00)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Diluted		$ (12.00)	$ (14.00)